Remaining performance obligations (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of performance obligations [abstract]
Transaction price allocated to remaining performance obligations	$ 824,854,000	$ 964,052,000
Remaining performance obligations, weighted average average period	1 year 4 months 24 days	1 year 7 months 6 days